INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Investments [Abstract]
Schedule of Investments
		June 30,		December 31,
		2025		2024
	Measurement Method	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
Manuka, Inc. (Previously Artemis Therapeutics, Inc.) (1)	Measurement alternative	$-	Less than 1%	$-	Less than 1%
Mesh Technologies, Inc. (2)	Measurement alternative	36	Less than 1%	36	Less than 1%
Arrow Ecology & Engineering Overseas (1999) (3)	Equity method	-	22.6%	0	22.6%
GreenFox Logistics LLC. (2)	Measurement alternative	100	Less than 1%	100	Less than 1%
SardineAI Corp. (2) (4)	Measurement alternative	8	Less than 1%	8	Less than 1%
Silver Circle One (2)(5)	Measurement alternative	78	Less than 1%	58	Less than 1%
Justt Fintech Ltd (previously Acrocharge Ltd) (2)	Measurement alternative	50	Less than 1%	50	Less than 1%
Bring it On Games Ltd (2)	Measurement alternative	50	Less than 1%	-	-
Nilus OS Ltd (2)	Measurement alternative	25	Less than 1%	25	Less than 1%
Total investments in unconsolidated subsidiaries and affiliates		$347		$277